Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,190,000
Previously Paid Amount	0.00
Total Fee Amount	1,545.34
Total Offset Amount	0.00
Net Fee	1,545.34
Narrative - Max Aggregate Offering Price	$ 11,190,000
Final Prospectus	true